GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 17,898,720		$ 15,920,555	$ 11,382,654
Net loss	$ 1,978,165	$ 916,753	$ 4,537,901	$ 7,321,134